Cover	Jan. 14, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 14, 2020
Entity File Number	001-35982
Entity Registrant Name	TELARIA, INC.
Entity Central Index Key	0001375796
Entity Tax Identification Number	20-5480343
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	222 Broadway
Entity Address, Address Line Two	16th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10038
City Area Code	646
Local Phone Number	723-5300
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TLRA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false